Long-term investment (Qoros) (Tables)	12 Months Ended
Dec. 31, 2023
Investments in subsidiaries, joint ventures and associates reported in separate financial statements [abstract]
Schedule of changes of interest in Qoros
		For the year ended December 31,
		2023	2022	2021
	Note	$ Thousands
Fair value loss on remaining 12% interest in Qoros	10.3, 10.5	-	-	(235,218)
Payment of financial guarantee	10.6	-	-	(16,265)
		-	-	(251,483)